SHAREHOLDERS EQUITY (DEFICIT) - Schedule of Warrant Activity (FY) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants
Beginning balance (in shares)	29,026,000	29,026,000
Granted (in shares)	0	0
Cancelled (in shares)	0	0
Exercised (in shares)	0	0
Ending balance (in shares)	29,026,000	29,026,000	29,026,000
Exercisable (in shares)	29,026,000
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 11.5	$ 11.5
Ending balance (in dollars per share)	$ 11.5	$ 11.5	$ 11.5
Weighted Average Remaining Contractual Term (years)
Weighted Average Remaining Contractual Term (years)	5 years	5 years	5 years